Long-term investments - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Investment [Line Items]
Accumulated other comprehensive loss		$ 146,153	$ 94,294
Deferred tax expense (income)		38,392	(20,170)
Deficit		(547,839)	(610,908)
Unrealized gain (loss) on investments, net of deferred tax expense		$ (6,221)	$ 1,141
Increase (decrease) due to changes in accounting policy required by IFRSs | IFRS 9
Investment [Line Items]
Accumulated other comprehensive loss	$ 46,000
Deficit	46,000
Increase (decrease) due to changes in accounting policy required by IFRSs | Long Term Investments | IFRS 9
Investment [Line Items]
Accumulated other comprehensive loss	35,000
Deferred tax expense (income)	(1,000)
Deficit	$ 35,000